Correction of Errors in Previously Reported Condensed Consolidated and Combined Financial Statements - Schedule of Restatement on the Condensed Consolidated and Combined Statement of Operations (Details) - USD ($)
	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$ (2,237,050)	$ 7,232,835	$ (8,182,500)	$ 16,784,200	$ 9,964,250	$ 24,017,035	$ 18,011,100
Issuance of Common Stock and Warrants		(9,654,799)	(20,590,717)	(20,590,717)		(30,245,516)	(30,281,475)
Interest income	176	1,573			18,333	2,055	13,806
Interest expense	(112,371)	(22,910)	(3,739)	(22,923)	(331,264)	(45,833)	(366,963)
Other income (expense)		(372)	(1)	4,037		3,665	(5,934)	(1,945)
Total other expense	(2,349,245)	(2,443,673)	(28,776,646)	(3,824,921)	9,651,319	(6,268,594)	(12,629,466)	(1,945)
Net loss before income tax provision	(4,092,145)	(6,636,679)			2,988,626	(17,154,245)	(25,929,003)	(5,324,624)
Income tax provision
Net loss	$ (4,092,145)	$ (6,636,679)	$ (32,535,982)	$ (10,517,566)	$ 2,988,626	$ (17,154,245)	$ (25,929,003)	$ (5,324,624)
Weighted average shares outstanding, basic (in Shares)	3,076,486	2,056,172	1,585,049	1,695,155	3,027,298	1,816,372	1,993,662	1,396,000
Weighted average shares outstanding, diluted (in Shares)	3,076,486	2,056,172			4,999,099	1,816,372	1,993,662	1,396,000
Basic net loss per share (in Dollars per share)	$ (1.33)	$ (3.23)	$ (20.53)	$ (6.2)	$ 0.99	$ (9.44)	$ (13.01)	$ (3.81)
Diluted net loss per share (in Dollars per share)	$ (1.33)	$ (3.23)	$ (20.53)	$ (6.2)	$ 0.6	$ (9.44)	$ (13.01)	$ (3.81)
As Reported [Member]
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities			$ (8,182,500)	$ 16,784,200		$ 24,017,035
Issuance of Common Stock and Warrants			(17,820,998)	(17,820,998)		(27,475,797)
Interest income						2,055
Interest expense			(3,739)	(22,923)		(45,833)
Other income (expense)			(1)	4,037		3,665
Total other expense			(26,006,927)	(1,055,202)		(3,498,875)
Net loss before income tax provision						(14,384,526)
Income tax provision
Net loss			$ (29,766,263)	$ (7,747,847)		$ (14,384,526)
Weighted average shares outstanding, basic (in Shares)			1,563,968	1,651,120		1,764,630
Weighted average shares outstanding, diluted (in Shares)						1,764,630
Basic net loss per share (in Dollars per share)			$ (19.03)	$ (4.69)		$ (8.15)
Diluted net loss per share (in Dollars per share)			$ (19.03)	$ (4.69)		$ (8.15)
Adjustments [Member]
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities
Issuance of Common Stock and Warrants			(2,769,719)	(2,769,719)		(2,769,719)
Interest income
Interest expense
Other income (expense)
Total other expense			(2,769,719)	(2,769,719)		(2,769,719)
Net loss before income tax provision						(2,769,719)
Income tax provision
Net loss			$ (2,769,719)	$ (2,769,719)		$ (2,769,719)
Weighted average shares outstanding, basic (in Shares)			21,081	44,035		51,742
Weighted average shares outstanding, diluted (in Shares)						51,742
Basic net loss per share (in Dollars per share)			$ (1.5)	$ (1.51)		$ (1.29)
Diluted net loss per share (in Dollars per share)			$ (1.5)	$ (1.51)		$ (1.29)